STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (4,514,971)	$ (1,580,733)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services provided	3,033,400	288,546
Amortization of debt discount	360,847	119,324
Change in fair value of derivative liabilities	(77,228)	(192,759)
Gain on debt extinguishment	(37,461)	0
Financing cost	0	200,616
Write-off of notes receivable and investments	21,500	65,000
Inventory write-off	72,853	0
Changes in operating assets and liabilities:
Accounts receivable	3,600	(3,600)
Inventory	0	40,321
Prepaids and other current assets	(6,618)	12,133
Accounts payable and accrued liabilities	204,190	269,852
Accrued Interest	48,902	29,195
Net cash used in operating activities	(890,986)	(747,104)
Cash Flows from Investing Activities
Investment in operating companies	0	(65,000)
Investment in note receivable	0	(21,500)
Net cash used in investing activities	0	(86,500)
Cash Flows from Financing Activities
Proceeds from note payable to shareholder	415,000	215,500
Proceeds from convertible notes	494,500	245,000
Repayment of convertible notes	(436,447)	(95,520)
Proceeds from sale of common stock	371,070	412,500
Net cash provided by financing activities	844,123	777,480
Net increase (decrease) in cash	(46,863)	(56,124)
Cash, beginning of year	48,941	105,065
Cash, end of year	2,078	48,941
Supplemental disclosures of cash items
Interest paid	0	0
Income tax paid	0	0
Supplemental scheudle of non-cash investing and financing activities
Discount on convertible notes payable from derivative liability	147,805	141,231
Settlement of derivative liability	0	59,831
Conversion of loans and accrued interest into common stock	$ 144,377	$ 0